Property and equipment	12 Months Ended
Mar. 29, 2014
Property Plant And Equipment [Abstract]
Property and equipment
5.	Property and equipment:

The components of property and equipment are as follows:

	As of
	March 29, 2014	March 30, 2013
	(In thousands)
Land	$5,887	$6,414
Buildings	8,690	9,444
Leasehold improvements	46,779	44,770
Equipment and vehicles	2,269	2,193
Molds	1,141	1,238
Furniture and fixtures	9,760	9,599
Software and electronic equipment	21,451	20,260

	95,977	93,918
Accumulated depreciation	(65,054)	(66,592)

	$30,923	$27,326

Property and equipment, having a cost of $19.3 million and a net book value of $11.7 million at March 29, 2014, and a cost of $13.7 million and a net book value of $8.1 million at March 30, 2013, are under capital leasing arrangements.